OTHER OPERATING INCOME (EXPENSES) - Sale of assets (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
OTHER OPERATING INCOME (EXPENSES), NET
Tax credits arising from final court proceeding in favor of the Company and its subsidiary	R$ 3,386,433
Write-off of judicial deposits included in provision for labor, tax and civil contingencies	R$ 160,715